Organization and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Consolidation and Basis of Presentation and Significant Accounting Policies [Abstract]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Unless the context otherwise requires, all references to the "Company" refer collectively to Mid-America Apartment Communities, Inc., together with its consolidated subsidiaries, including Mid-America Apartments, L.P. Unless the context otherwise requires, all references to "MAA" refers only to Mid-America Apartment Communities, Inc., and not any of its consolidated subsidiaries. Unless the context otherwise requires, the references to the "Operating Partnership" or "MAALP" refer to Mid-America Apartments, L.P. together with its consolidated subsidiaries. "Common stock" refers to the common stock of MAA and, unless the context otherwise requires, "shareholders" means the holders of shares of MAA’s common stock. The common units of limited partnership interests in the Operating Partnership are referred to as "OP Units," and the holders of the OP Units are referred to as "common unitholders".

As of December 31, 2017, MAA owned 113,643,166 OP Units (or approximately 96.4% of the total number of OP Units). MAA conducts substantially all of its business and holds substantially all of its assets through the Operating Partnership, and by virtue of its ownership of the OP Units and being the Operating Partnership's sole general partner, MAA has the ability to control all of the day-to-day operations of the Operating Partnership.

Management believes combining the notes to the consolidated financial statements of MAA and MAALP results in the following benefits:

•	enhances a readers' understanding of MAA and the Operating Partnership by enabling the reader to view the business as a whole in the same manner that management views and operates the business;

•	eliminates duplicative disclosure and provides a more streamlined and readable presentation since a substantial portion of the disclosure applies to both MAA and the Operating Partnership; and

•	creates time and cost efficiencies through the preparation of one combined set of notes instead of two separate sets

MAA is a multifamily focused, self-administered and self-managed real estate trust, or REIT. Management operates MAA and the Operating Partnership as one business. The management of the Company is comprised of individuals who are officers of MAA and employees of the Operating Partnership. Management believes it is important to understand the few differences between MAA and the Operating Partnership in the context of how MAA and the Operating Partnership operate as a consolidated company. MAA and the Operating Partnership are structured as an "umbrella partnership REIT," or UPREIT. MAA's interest in the Operating Partnership entitles MAA to share in cash distributions from, and in the profits and losses of, the Operating Partnership in proportion to MAA's percentage interest therein and entitles MAA to vote on substantially all matters requiring a vote of the partners. MAA's only material asset is its ownership of limited partner interests in the Operating Partnership; therefore, MAA does not conduct business itself, other than acting as the sole general partner of the Operating Partnership, issuing public equity from time to time and guaranteeing certain debt of the Operating Partnership. The Operating Partnership holds, directly or indirectly, all of the Company's real estate assets. Except for net proceeds from public equity issuances by MAA, which are contributed to the Operating Partnership in exchange for OP Units, the Operating Partnership generates the capital required by the business through the Operating Partnership's operations, direct or indirect incurrence of indebtedness and issuance of OP Units.

The presentation of MAA's shareholders' equity and the Operating Partnership's capital are the principal areas of difference between the consolidated financial statements of MAA and those of the Operating Partnership. MAA's shareholders' equity may include shares of preferred stock, shares of common stock, additional paid-in capital, cumulative earnings, cumulative distributions, noncontrolling interest, treasury shares, accumulated other comprehensive income and redeemable common stock. The Operating Partnership's capital may include common capital and preferred capital of the general partner (MAA), limited partners' common capital and preferred capital, noncontrolling interest, accumulated other comprehensive income and redeemable common units. Redeemable common units represent the number of outstanding OP Units as of the date of the applicable balance sheet, valued at the greater of the closing market price of MAA's common stock or the aggregate value of the individual partners' capital balances. Holders of OP Units (other than MAA and its subsidiaries) may require the Operating Partnership to redeem their OP Units from time to time, in which case the Operating Partnership may, at its option, pay the redemption price either in cash (in an amount per OP Unit equal, in general, to the average closing price of MAA's common stock on the New York Stock Exchange, or NYSE, over a specified period prior to the redemption date) or by delivering one share of MAA's common stock (subject to adjustment under specified circumstances) for each OP Unit so redeemed.

Organization of Mid-America Apartment Communities, Inc.

On December 1, 2016, MAA completed a merger with Post Properties, Inc., or Post Properties. Pursuant to the Agreement and Plan of Merger, or the Merger Agreement, Post Properties merged with and into MAA, with MAA continuing as the surviving corporation, or the Parent Merger, and Post Apartment Homes, L.P., or Post LP, merged with and into MAALP, with MAALP continuing as the surviving entity, or the Partnership Merger. The Company refers to the Parent Merger, together with the Partnership Merger, as the Merger in this Annual Report on Form 10-K. Under the terms of the Merger Agreement, each share of Post Properties common stock was converted into the right to receive 0.71 of a newly issued share of MAA common stock, including the right, if any, to receive cash in lieu of fractional shares of MAA common stock. In addition, each limited partner interest in Post LP designated as a "Class A Unit" automatically converted into the right to receive 0.71 of a newly issued partnership unit of MAALP. Also, each share of Post Properties' 8 1/2% Series A Cumulative Redeemable Preferred Stock, which is referred to as the Post Properties Series A preferred stock, was automatically converted into the right to receive one newly issued share of MAA's 8.50% Series I Cumulative Redeemable Preferred Stock, $0.01 par value per share, which is referred to as MAA Series I preferred stock. Each newly issued share of MAA Series I preferred stock has substantially the same rights, preferences, privileges, and voting powers as those of the Post Properties Series A preferred stock. The net assets and results of operations of Post Properties are included in the consolidated financial statements from the closing date going forward. See further discussion regarding the Merger in Note 2.

As of December 31, 2017, the Company owned and operated 301 apartment communities through the Operating Partnership. As of December 31, 2017, MAA also owned a 35.0% interest in an unconsolidated real estate joint venture and a 31.0% interest in an unconsolidated limited partnership. As of December 31, 2017, the Company had three development communities under construction totaling 937 apartment units, of which 240 units were completed during the year. Total expected costs for these three development projects are $214.0 million, of which $167.7 million had been incurred through December 31, 2017. The Company expects to complete construction on one project by the first quarter of 2018, one project by the third quarter of 2018 and one project by the fourth quarter of 2018. Twenty-nine of the multifamily properties include retail components with approximately 620,000 square feet of gross leasable space. The Company also has four wholly-owned commercial properties, which were acquired through the Merger, with approximately 230,000 square feet of combined gross leasable area.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared by the Company's management in accordance with United States generally accepted accounting principles, or GAAP, and applicable rules and regulations of the Securities and Exchange Commission, or the SEC. The consolidated financial statements of MAA presented herein include the accounts of MAA, the Operating Partnership, and all other subsidiaries in which MAA has a controlling financial interest. MAA owns approximately 92.5% to 100% of all consolidated subsidiaries, including the Operating Partnership. The consolidated financial statements of MAALP presented herein include the accounts of MAALP and all other subsidiaries in which MAALP has a controlling financial interest. MAALP owns, directly or indirectly, 92.5% to 100% of all consolidated subsidiaries. In management's opinion, all adjustments necessary for a fair presentation of the consolidated financial statements have been included, and all such adjustments were of a normal recurring nature. All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company invests in entities which may qualify as variable interest entities, or VIEs, and MAALP is considered a VIE. A VIE is a legal entity in which the equity investors lack sufficient equity at risk for the entity to finance its activities without additional subordinated financial support or, as a group, the holders of the equity investment at risk lack the power to direct the activities of a legal entity as well as the obligation to absorb its expected losses or the right to receive its expected residual returns. MAALP is classified as a VIE, since the limited partners lack substantive kick-out rights and substantive participating rights. The Company consolidates all VIEs for which it is the primary beneficiary and uses the equity method to account for investments that qualify as VIEs but for which it is not the primary beneficiary. In determining whether the Company is the primary beneficiary of a VIE, management considers both qualitative and quantitative factors, including but not limited to, those activities that most significantly impact the VIE's economic performance and which party controls such activities. The Company uses the equity method of accounting for its investments in entities for which the Company exercises significant influence, but does not have the ability to exercise control. The factors considered in determining whether the Company has the ability to exercise control include ownership of voting interests and participatory rights of investors (see "Investment in Unconsolidated Affiliates" below).

Changes in Presentation

In an effort to align the Company's presentation of assets, liabilities and equity in the Consolidated Balance Sheets with the presentation utilized by competitors in its industry and to enhance comparability, the Company combined "Buildings and improvements", "Furniture, fixtures and equipment" and "Corporate properties, net" into one line item "Buildings and improvements and other." The Company also combined "Deferred financing costs, net", "Other assets", and "Goodwill" into a single line item "Other assets." Finally, the Company aggregated "Accounts payable", "Fair market value of interest rate swaps", "Security deposits" and "Accrued expenses and other liabilities" into one line item "Accrued expenses and other liabilities". Prior year amounts have been changed to conform to the Company's current year presentation. These changes in presentation had no effect on the Company's total assets or total liabilities and equity.

In an effort to align the Company's presentation of revenues and expenses in the Consolidated Statements of Operations with the presentation utilized by competitors in its industry and to enhance comparability, the Company combined "Rental revenues", "Other property revenues" and "Management fee income" into one line item "Rental and other property revenues". The Company also combined "Personnel", "Building repairs and maintenance", "Utilities", "Landscaping" and "Other operating" into one line item "Operating expense, excluding real estate taxes." Additionally, the Company combined "Merger related expense" and "Integration expense" into one line item "Merger and integration expense." Further, the Company aggregated the line items "Acquisition expense", "Interest and other non-property income (expense)", "Loss on debt extinguishment" and "Net casualty loss (gain)" into a single line item "Other non-operating expense." Prior year amounts have been changed to conform to the Company's current year presentation. These changes in presentation had no effect on the Company's net income.
In an effort to align the Company's presentation of cash flows from operating activities and investing activities within the Consolidated Statements of Cash Flows with the presentation utilized by competitors in its industry and to enhance comparability, the Company combined "Retail revenue accretion"; "Redeemable stock expense"; "Gain (loss) from investments in real estate joint venture"; "Gain (loss) on debt extinguishment"; "Derivative interest credit"; "Settlement of forward swaps"; "Net casualty gain (loss)" and "Changes in restricted cash, other assets, accounts payable, accrued expenses and security deposits" into one line "Net change in operating accounts and other" within the cash flows from operating activities section. In addition, the Company aggregated "Normal capital improvements", "Construction capital and other", "Renovations to existing assets" and "Development" into one line "Capital improvements, development and other" within the cash flows from investing activities section. No presentation changes were made to the cash flows from financing activities section of the Consolidated Statements of Cash Flows. Prior year amounts have been changed to conform to the Company's current year presentation. These changes in presentation had no effect on the Company's ending cash and cash equivalents balance and did not impact the classification of cash flows between operating, investing and financing activities.
Noncontrolling Interests

At December 31, 2017, the Company had two types of noncontrolling interests, (1) noncontrolling interests related to the common unitholders of its Operating Partnership (see Note 10) and (2) noncontrolling interest related to its consolidated real estate entity (see "Investment in Consolidated Real Estate Joint Venture" below).

Use of Estimates

Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of revenues and expenses to prepare these financial statements and notes in conformity with GAAP. Actual results could differ from those estimates.

Revenue Recognition and Real Estate Sales Gain Recognition

The Company primarily leases multifamily residential apartments under operating leases generally with terms of one year or less, which are recorded as operating leases. Rental lease revenues are recognized in accordance with Accounting Standards Codification, or ASC, 840, Leases, using a method that represents a straight-line basis over the term of the lease. Rental income represents gross market rent less adjustments for concessions, vacancy loss and bad debt. Other non-lease revenues are recognized in accordance with ASC, 605, Revenue Recognition, when such sources of revenue are earned, and the amounts are fixed and determinable. The Company records gains and losses on real estate sales in accordance with accounting standards governing the sale of real estate. For sale transactions meeting the requirements for the full accrual method, the Company removes the assets and liabilities from its Consolidated Balance Sheets and recognizes the gain or loss in the period the transaction closes.

Rental Costs

Costs associated with rental activities are expensed as incurred and include advertising expenses, which were approximately$18.8 million, $13.0 million, and $13.5 million for the years ended December 31, 2017, 2016, and 2015, respectively.
Real Estate Assets and Depreciation and Amortization

Real estate assets are carried at depreciated cost and consist of land, buildings and improvements and other and development and capital improvements in progress (see "Development Costs" below). Repairs and maintenance costs are expensed as incurred, while significant improvements, renovations, and recurring capital replacements are capitalized and depreciated over their estimated useful lives. Recurring capital replacements typically include scheduled carpet replacement, new roofs, HVAC units, plumbing, concrete, masonry and other paving, pools and various exterior building improvements. In addition to these costs, the Company also capitalizes salary costs directly identifiable with renovation work. These expenditures extend the useful life of the property and increase the property’s fair market value. The cost of interior painting, vinyl flooring and blinds are expensed as incurred.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets, which range from five to 40 years. The Consolidated Balance Sheets line "Buildings and improvements and other" includes land improvements and buildings, which have a useful life ranging from eight to 40 years, as well as furniture, fixtures and equipment, which have a useful life of five years.

Development Costs

Development projects and the related carrying costs, including interest, property taxes, insurance and allocated direct development salary cost during the construction period, are capitalized and reported in the accompanying Consolidated Balance Sheets as "Development and capital improvements in progress" during the construction period. Interest is capitalized in accordance with accounting standards governing the capitalization of interest. Upon completion and certification for occupancy of individual buildings or floors within a development, amounts representing the completed portion of total estimated development costs for the project are transferred to "Land" and "Buildings and improvements and other" as real estate held for investment. Capitalization of interest, property taxes, insurance and allocated direct development salary costs cease upon the transfer. The assets are depreciated over their estimated useful lives. Total capitalized costs (including capitalized interest, salaries and real estate taxes) during the years ended December 31, 2017, 2016 and 2015 was approximately $11.0 million, $2.7 million and $2.3 million, respectively. Certain costs associated with the lease-up of development projects, including cost of model units, furnishings, signs and grand openings, are capitalized and amortized over their respective estimated useful lives. All other costs relating to renting development projects are expensed as incurred.

Acquisition of Real Estate Assets

The Company adopted ASU 2017-01, Clarifying the Definition of a Business (Topic 805), effective January 1, 2017. Subsequent to the adoption of ASU 2017-01, most acquisitions of operating properties qualify as asset acquisitions rather than business combinations. Accordingly, the cost of the real estate acquired is allocated to the acquired tangible assets, consisting of land, buildings and improvements and other, and identified intangible assets, consisting of the value of in-place leases and other contracts, on a relative fair value basis.

The purchase price of an acquired property is allocated based on the relative fair value of the individual components as a proportion of the total assets acquired. The Company allocates the cost of the tangible assets of an acquired property by valuing the building as if it were vacant, based on management’s determination of the relative fair values of these assets. Management determines the as-if-vacant fair value of a building using methods similar to those used by independent appraisers. These methods include using stabilized net operating income, or NOI, and market specific capitalization and discount rates. In allocating the cost of identified intangible assets of an acquired property, the in-place leases are valued based on current rent rates and time and cost to lease a unit. Management concluded that the residential leases acquired in connection with each of its property acquisitions approximate at-market rates since the residential lease terms generally do not extend beyond one year.

For residential leases, the fair value of the in-place leases and resident relationships is amortized over 6 months, which represents the estimated remaining term of the tenant leases. For commercial leases, the fair value of in-place leases and resident relationships is amortized over the remaining term of the commercial leases. The amount of these lease intangibles included in "Other assets" totaled $11.2 million and $42.4 million as of December 31, 2017, and 2016, respectively. Accumulated amortization for these leases totaled $4.1 million and $7.3 million as of December 31, 2017 and 2016, respectively. The amortization of these intangibles recorded as "Depreciation and amortization expense" was $29.4 million, $8.7 million, and $5.0 million for the years ended December 31, 2017, 2016, and 2015, respectively. The estimated aggregate future amortization expense of in-place leases is approximately $2.8 million, $1.6 million, $0.8 million, $0.5 million, and $0.3 million for the years ended December 31, 2018, 2019, 2020, 2021, and 2022, respectively.

As a result of the adoption of ASU 2017-01, the Company believes most acquisitions of operating properties will qualify as asset acquisitions and associated transaction costs will be capitalized. Acquisition costs include appraisal fees, title fees, broker fees, and other legal costs to acquire the property. For the year ended December 31, 2017, acquisition costs totaling $1.3 million related to the Company's acquisitions of Charlotte at Midtown and Acklen West End were capitalized and allocated to the assets based on the relative fair market value of those underlying assets; see Note 15 for additional information on 2017 acquisitions. For the accounting policy on larger, portfolio style acquisitions which qualify as business combinations (rather than asset acquisitions), see Note 2.

Impairment of Long-lived Assets

The Company accounts for long-lived assets in accordance with the provisions of accounting standards for the impairment or disposal of long-lived assets. Management periodically evaluates long-lived assets, including investments in real estate, for indicators that would suggest that the carrying amount of the assets may not be recoverable. The judgments regarding the existence of such indicators are based on factors such as operating performance, market conditions and legal factors. Long-lived assets, such as real estate assets, equipment and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are separately presented in the Consolidated Balance Sheets and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated. The assets and liabilities of a disposed group or a property classified as held for sale are presented separately in the appropriate asset and liability sections of the Consolidated Balance Sheets.

Loss Contingencies

The outcomes of claims, disputes and legal proceedings are subject to significant uncertainty. The Company records an accrual for loss contingencies when a loss is probable and the amount of the loss can be reasonably estimated. Management reviews these accruals quarterly and makes revisions based on changes in facts and circumstances. When a loss contingency is not both probable and reasonably estimable, management does not accrue the loss. However, if the loss (or an additional loss in excess of the accrual) is at least a reasonable possibility and material, then management discloses a reasonable estimate of the possible loss, or range of loss, if such reasonable estimate can be made. If the Company cannot make a reasonable estimate of the possible loss, or range of loss, then a statement to that effect is disclosed.

The assessment of whether a loss is probable or a reasonable possibility, and whether the loss or range of loss is reasonably estimable, often involves a series of complex judgments about future events. Among the factors considered in this assessment, are the nature of existing legal proceedings and claims, the asserted or possible damages or loss contingency (if reasonably estimable), the progress of the matter, existing law and precedent, the opinions or views of legal counsel and other advisers, management's experience in similar matters, the facts available to management at the time of assessment, and how the Company intends to respond, or has responded, to the proceeding or claim. Management's assessment of these factors may change over time as individual proceedings or claims progress. For matters where management is not currently able to reasonably estimate a range of reasonably possible loss, the factors that have contributed to this determination may include the following: (i) the damages sought are indeterminate; (ii) the proceedings are in the early stages; (iii) the matters involve novel or unsettled legal theories or a large or uncertain number of actual or potential cases or parties; and/or (iv) discussions with the parties in matters that are expected ultimately to be resolved through negotiation and settlement have not reached the point where management believes a reasonable estimate of loss, or range of loss, can be made. The Company believes that there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including a possible eventual loss or business impact, if any. See Note 12 for additional information on loss contingencies.

Undeveloped Land

Undeveloped land includes sites intended for future multifamily developments, sites for future commercial development and sites intended for residential use, which are carried at the lower of cost or fair value in accordance with GAAP and any costs incurred prior to commencement of pre-development activities are expensed as incurred.

Investment in Unconsolidated Affiliates

Immediately prior to the effective date of the Merger, Post Properties was an investor, together with other institutional investors, in a limited liability company, or the Apartment LLC, that indirectly owned one apartment community, Post Massachusetts Avenue, located in Washington, D.C.  Post Properties owned a 35.0% equity interest in the unconsolidated joint venture, which was retained by MAA immediately following the close of the Merger and as of December 31, 2017. The Company provides property and asset management services to the Apartment LLC for which it earns fees. The joint venture was determined to be a VIE, but the Company is not designated as a primary beneficiary. As a result, the Company accounts for its investment in the Apartment LLC using the equity method of accounting as the Company is able to exert significant influence over the joint venture but does not have a controlling interest. At December 31, 2017, the Company's investment in the Apartment LLC totaled $45.0 million.

During September 2017, a subsidiary of the Operating Partnership entered into a limited partnership together with a general partner and other limited partners to form Real Estate Technology Ventures, L.P. The Operating Partnership indirectly owns 31.0% of the limited partnership. The limited partnership was determined to be a VIE, but the Company is not designated as a primary beneficiary. As a result, the Company accounts for its investment in the limited partnership using the equity method of accounting as the investment is considered more than minor. At December 31, 2017, the Company's investment in the limited partnership totaled $1.5 million. The Company is committed to make additional capital contributions totaling $13.5 million if and when called by the general partner of the limited partnership prior to September 2022.

Investment in Consolidated Real Estate Joint Venture

In 2015, Post Properties entered into a joint venture arrangement with a private real estate company to develop, construct and operate a 359-unit apartment community in Denver, Colorado. At December 31, 2017, the Company owned a 92.5% equity interest in the consolidated joint venture. In 2015, the joint venture acquired the land site and initiated the development of the apartment community. The venture partner will generally be responsible for the development and construction of the community and the Company will continue to manage the community upon its completion. The joint venture was determined to be a VIE with the Company designated as the primary beneficiary. As a result, the accounts of the joint venture are consolidated by the Company. At December 31, 2017, the consolidated assets, liabilities and equity included construction in progress of $36.9 million; buildings and improvements and other of $33.9 million; land of $14.9 million; and accrued expenses and other liabilities of $6.5 million.

Cash and Cash Equivalents

Investments in money market accounts and certificates of deposit with original maturities of three months or less are considered to be cash equivalents.

Restricted Cash

Restricted cash consists of security deposits required to be held separately, escrow deposits held by lenders for property taxes, insurance, debt service, and replacement reserves, and exchanges under Section 1031(b) of the Internal Revenue Code of 1986, as amended, or the Code. Section 1031(b) exchanges are treated as investing activities in the Consolidated Statements of Cash Flows.

Other Assets

Other assets consist primarily of receivables and deposits from residents, the value of derivative contracts, deferred rental concessions, deferred financing costs relating to lines of credit, and other prepaid expenses. Also included in other assets are the fair market value of in-place leases and resident relationships, net of accumulated amortization.

Accrued Expenses and Other Liabilities

Accrued expenses consist of accrued dividends payable, accrued real estate taxes, accrued interest payable, accrued loss contingencies, accounts payable, fair market value of interest rate swaps (see Note 7), security deposits not related to restricted cash, other accrued expenses, and unearned income. Significant accruals include accrued dividends payable of $108.7 million and $102.4 million at December 31, 2017 and 2016, respectively; accrued real estate taxes of $99.6 million and $97.6 million at December 31, 2017 and 2016, respectively; unearned income of $40.8 million and $39.4 million at December 31, 2017 and 2016, respectively; accrued loss contingencies of $32.1 million and $42.1 million at December 31, 2017 and 2016, respectively; security deposits of $19.1 million and $18.8 million at December 31, 2017 and 2016, respectively; and accrued interest payable of $18.1 million and $19.1 million at December 31, 2017 and 2016, respectively.

Self-Insurance

The Company is self-insured for workers' compensation claims up to $500,000 and for general liability claims up to $100,000. The Company accrues for expected liabilities less than these amounts based on third party actuarial estimates of ultimate losses. Claims exceeding these amounts are insured by a third party.

Income Taxes

MAA has elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended, or the Code, and intends to continue to operate in such a manner. The current and continuing qualification as a REIT depends on MAA's ability to meet the various requirements imposed by the Code, which are related to organizational structure, distribution levels, diversity of stock ownership and certain requirements with respect to the nature and diversity of MAA’s assets and sources of MAA’s gross income. As long as MAA qualifies for taxation as a REIT, it will generally not be subject to United States federal corporate income tax on its taxable income that is currently distributed to shareholders. This treatment substantially eliminates the "double taxation" (i.e., income taxation at both the corporate and shareholder levels) that generally results from an investment in a corporation. Even if MAA qualifies as a REIT, MAA may be subject to United States federal income and excise taxes in certain situations, such as if MAA fails to distribute timely all of its taxable income with respect to a taxable year. MAA also will be required to pay a 100% tax on any net income on non-arm’s length transactions between MAA and one of its taxable REIT subsidiaries, or TRS. In addition, MAA could be subject to the alternative minimum tax. Furthermore, MAA and its shareholders may be subject to state or local taxation in various state or local jurisdictions, including those in which MAA transacts business or its shareholders reside, and the applicable state and local tax laws may not conform to the United States federal income tax treatment. Any taxes imposed on MAA would reduce its operating cash flow and net income.

Certain of the Company's operations and activities, including asset management and risk management, are conducted through TRSs, which are subject to United States federal corporate income tax without the benefit of the dividends paid deduction applicable to REITs. MAA accounts for deferred taxes of a TRS by recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is provided when it is more likely than not that all or some portion of the deferred tax assets will not be realized. Based on this evaluation, at December 31, 2017, net of the valuation allowance, the net deferred tax assets were reduced to zero. MAA recognizes liabilities for uncertain income tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step requires MAA to estimate and measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. MAA classifies interest related to income tax liabilities, and if applicable, penalties, as a component of income tax expense. As of December 31, 2017, MAA did not have any unrecognized tax benefits, and MAA does not believe that there will be any material changes in its unrecognized tax positions over the next 12 months. "Income tax expense" reflected in the Consolidated Statements of Operations represents the Texas-based margin tax for all Texas properties and state taxes for a TRS.

Derivative Financial Instruments

The Company utilizes certain derivative financial instruments, primarily interest rate swaps and interest rate caps, during the normal course of business to manage, or hedge, the interest rate risk associated with our variable rate debt or as hedges in anticipation of future debt transactions to manage well-defined interest rate risk associated with the transaction.

Additionally, the 867,846 shares of MAA's Series I preferred stock issued as consideration in the Merger are redeemable, at the Company's option, beginning on October 1, 2026, at the redemption price of $50 per share (see Note 9). The redemption feature embedded in the preferred stock was evaluated in accordance with ASC 815, Derivatives and Hedging, and the Company determined that it was required to bifurcate the value associated with the redemption feature from the host instrument, the perpetual preferred shares. The redemption feature embedded in the MAA Series I preferred stock is reported as a derivative asset in "Other assets" in the accompanying Consolidated Balance Sheets at its fair value and will be adjusted to its fair value at each reporting date, with a corresponding adjustment to "Other non-operating income (expense)". See Note 7 for further discussion on derivatives and the fair value of financial instruments.

Fair Value Measurements

The Company applies the guidance in ASC Topic 820, Fair Value Measurements and Disclosures, to the valuation of real estate assets recorded at fair value, if any; to its impairment valuation analysis of real estate assets; to its disclosure of the fair value of financial instruments, principally indebtedness; and to its derivative financial instruments.  Fair value disclosures required under ASC Topic 820 are summarized in Note 7 utilizing the following hierarchy:

Level 1 - Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date.
Level 2 - Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the assets or liability.

Assets Held for Sale

As of December 31, 2017, one land parcel was classified as held for sale. The criteria for classifying the land parcel as held for sale were met during June 2017; however, the sale is not expected to close until the first quarter of 2018. As a result, the assets associated with the land parcel were presented as held for sale in the accompanying Consolidated Balance Sheets.

Recent Accounting Pronouncements

The following table provides a brief description of recent accounting pronouncements that could have a material effect on the Company's consolidated financial statements:

Standard	Description	Date of Adoption	Effect on the Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers
The ASU establishes principles for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services as outlined in a five-step model whereby revenue is recognized as performance obligations within a contract are satisfied. Income from lease contracts is specifically excluded from this ASU.
The ASU is effective for annual reporting periods beginning after December 15, 2017 Early adoption is permitted.
The amendments may be applied using the full retrospective transition method or by using the modified retrospective transition method with a cumulative effect recognized as of the date of initial application. The Company adopted ASU 2014-09 effective January 1, 2018, using the modified retrospective approach. The majority of the Company's revenue is derived from real estate lease contracts, which falls outside the scope of the ASU. The Company has completed its analysis of non-lease related revenues. The adoption of the ASU does not have a material impact on the Company's consolidated financial statements or to the Company's internal accounting policies. The guidance does require additional disclosures regarding the nature and timing of the Company's revenue transactions upon adoption.

ASU 2016-02, Leases
The ASU amends existing accounting standards for lease accounting and establishes the principles for lease accounting for both the lessee and lessor. The amendment requires an entity to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Recognition, measurement and presentation of expenses will depend on classification as a finance or operating lease. The amendment also requires certain quantitative and qualitative disclosures about leasing arrangements.
The ASU is effective for annual reporting periods beginning after December 15, 2018; however, early adoption is permitted.
The standard must be adopted using a modified retrospective transition and provides for certain practical expedients. Transition will require application of the new guidance at the beginning of the earliest comparative period presented. Management is currently evaluating the impact the standard will have on the consolidated financial statements and related disclosures upon adoption. The Company plans to adopt the ASU effective January 1, 2019.

ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force)
The ASU clarifies how several specific cash receipts and cash payments are to be presented and classified on the statement of cash flows, including debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration made after a business combination, distributions received from equity method investees, beneficial interests in securitization transactions, and separately identifiable cash flows and application of predominance principle.
The ASU is effective for interim and annual periods beginning after December 15, 2017, and early adoption is permitted.
Each amendment in this standard must be applied prospectively, retrospectively, or as of the beginning of the earliest comparative period presented in the year of adoption, depending on the type of amendment. The Company adopted ASU 2016-15 as of January 1, 2018. Management has determined three of the eight transactions in the update are relevant to MAA and its cash flows, including: 1) debt prepayment or debt extinguishment costs, 2) proceeds from the settlement of insurance claims and 3) distributions received from equity method investees. Management performed an analysis and determined only the change in classification of debt prepayment or debt extinguishment costs, which is currently reported in operating activities, will have a significant impact on the consolidated statements of cash flows. Upon adoption in the first quarter of 2018, $1.7 million of cash outflows for debt prepayment or extinguishment costs currently reported in net cash provided by operating activities for the year ended December 31, 2017, will be re-classified to and reported in net cash used in financing activities.

ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash (A Consensus of the FASB Emerging Issues Task Force)	The ASU requires restricted cash to be presented with cash and cash equivalents when reconciling the beginning and ending amounts in the consolidated statements of cash flows.	The ASU is effective for interim and annual periods beginning after December 15, 2017, and early adoption is permitted.
The update should be applied retrospectively to each period presented. The Company adopted ASU 2016-18 as of January 1, 2018. The Company currently reports the change in restricted cash within the operating and investing activities in the consolidated statements of cash flows. Upon adoption in the first quarter of 2018, cash and cash equivalents reported in the consolidated statements of cash flows for the year ended December 31, 2017 will increase by approximately $78.1 million to reflect the restricted cash balances. Additionally, net cash used in investing activities will decrease by $10.6 million for the year ended December 31, 2017.

ASU 2017-12, Derivatives and Hedging (Topic 815)	The ASU clarifies hedge accounting requirements, improves disclosure of hedging arrangements, and better aligns risk management activities and financial reporting for hedging relationships.	The ASU is effective for interim and annual periods beginning after December 15, 2018, and early adoption is permitted.
The standard should be adopted using a modified retrospective approach. This adoption method will require the Company to recognize the cumulative effect of initially applying ASU 2017-12 as an adjustment to accumulated other comprehensive income with a corresponding adjustment to the opening balance of retained earnings. The Company elected to early adopt the ASU as of January 1, 2018. Management has completed its assessment of the impact the standard has on the Company's consolidated financial statements and related disclosures. Adoption of the ASU does not have a material impact on the consolidated financial statements or the Company's internal accounting policies.